UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2011

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ruth A. Benben
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Ruth A. Benben  Milwaukee, Wisconsin  October 5, 2011

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$242,053

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            com              002824100      275  5376.00 SH       SOLE                  5376.00
ADOBE SYSTEMS INC              com              00724f101     4067 168250.00SH       SOLE                168250.00
AMETEK INC NEW                 com              031100100     6394 193948.33SH       SOLE                193948.33
ANSYS INC                      com              03662q105     7461 152131.00SH       SOLE                152131.00
APOLLO GROUP INC CL A          com              037604105     4994 126070.00SH       SOLE                126070.00
AUTO DATA PROCESSING           com              053015103     7473 158493.67SH       SOLE                158493.67
BALCHEM CORP                   com              057665200     4647 124541.00SH       SOLE                124541.00
BB&T CORPORATION               com              054937107     6047 283475.00SH       SOLE                283475.00
BERKSHIRE HATHAWAY B NEW CLASS com              846702074      305  4300.00 SH       SOLE                  4300.00
C H ROBINSON WORLDWD NEW       com              12541w209     7332 107081.56SH       SOLE                107081.56
CERNER CORP                    com              156782104     4846 70730.00 SH       SOLE                 70730.00
CHURCH & DWIGHT CO INC         com              171340102     5689 128700.00SH       SOLE                128700.00
CISCO SYSTEMS INC              com              17275r102      408 26310.00 SH       SOLE                 26310.00
COCA COLA COMPANY              com              191216100      203  3011.00 SH       SOLE                  3011.00
COVANCE INC                    com              222816100     6435 141588.00SH       SOLE                141588.00
DANAHER CORP DEL               com              235851102     8106 193271.26SH       SOLE                193271.26
ECOLAB INC                     com              278865100     8192 167566.20SH       SOLE                167566.20
ENTERPRISE PRD PRTNRS LP       com              293792107      382  9510.60 SH       SOLE                  9510.60
EXPEDITORS INTL WASH           com              302130109     6207 153069.00SH       SOLE                153069.00
EXXON MOBIL CORPORATION        com              30231g102      871 11992.00 SH       SOLE                 11992.00
FASTENAL CO                    com              311900104     7030 211230.00SH       SOLE                211230.00
FISERV INC                     com              337738108     8352 164502.00SH       SOLE                164502.00
GENERAL ELECTRIC COMPANY       com              369604103      326 21398.00 SH       SOLE                 21398.00
GOOGLE INC CLASS A             com              38259p508     5974 11599.00 SH       SOLE                 11599.00
ILLINOIS TOOL WORKS INC        com              452308109     6988 167969.32SH       SOLE                167969.32
JACOBS ENGINEERING GROUP       com              469814107     4000 123890.00SH       SOLE                123890.00
JOHNSON & JOHNSON              com              478160104     1356 21284.00 SH       SOLE                 21284.00
KINDER MORGAN ENERGY LP UNIT L com              494550106      318  4650.00 SH       SOLE                  4650.00
MC DONALDS CORP                com              580135101      237  2700.00 SH       SOLE                  2700.00
MICROSOFT CORP                 com              594918104     7426 298341.26SH       SOLE                298341.26
NBT BANCORP                    com              628778102      348 18711.00 SH       SOLE                 18711.00
ORACLE CORPORATION             com              68389x105     7266 252809.14SH       SOLE                252809.14
PEPSICO INCORPORATED           com              713448108     7021 113427.82SH       SOLE                113427.82
PFIZER INCORPORATED            com              717081103      341 19301.00 SH       SOLE                 19301.00
PRIVATEBANCORP INC             com              742962103     2392 318091.66SH       SOLE                318091.66
PROCTER & GAMBLE               com              742718109     7979 126291.44SH       SOLE                126291.44
QUALCOMM INC                   com              747525103     7573 155724.40SH       SOLE                155724.40
RESMED INC                     com              761152107     7069 245524.00SH       SOLE                245524.00
ROVI CORPORATION               com              779376102     4502 104735.00SH       SOLE                104735.00
SCHLUMBERGER LTD F             com              806857108     5929 99263.64 SH       SOLE                 99263.64
STARBUCKS CORP                 com              855244109     6639 178040.00SH       SOLE                178040.00
STERICYCLE INC                 com              858912108     8261 102347.00SH       SOLE                102347.00
STRATASYS INC                  com              862685104     3908 210784.00SH       SOLE                210784.00
STRYKER CORP                   com              863667101     4762 101045.51SH       SOLE                101045.51
SYSCO CORPORATION              com              871829107      231  8935.00 SH       SOLE                  8935.00
T J X COS INC                  com              872540109     7349 132485.00SH       SOLE                132485.00
TARGET CORPORATION             com              87612e106     6981 142347.56SH       SOLE                142347.56
U S BANCORP DEL NEW            com              902973304     7069 300296.97SH       SOLE                300296.97
WALGREEN COMPANY               com              931422109     6411 194924.47SH       SOLE                194924.47
WATERS CORP                    com              941848103     7683 101779.00SH       SOLE                101779.00